Annual Fund Operating Expenses	Sep. 01, 2026
Lyrical U.S. Value Equity ETF | Lyrical U.S. Value Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%	[1]
Lyrical International Value Equity ETF | Lyrical International Value Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[2]
Distribution and Service (12b-1) Fees	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.75%	[2]

[1]	On November 6, 2026, Lyrical U.S. Value Equity Fund (the “Predecessor Fund”), will be reorganized into the U.S. Fund (the “Reorganization”). The U.S. Fund will commence operations upon the completion of the Reorganization and continue the operations of the Predecessor Fund. The “Annual Fund Operating Expenses” have been restated to reflect the U.S. Fund’s expected fees and expenses for the current fiscal year.
[2]	On November 6, 2026, Lyrical International Value Equity Fund (the “Predecessor Fund”), will be reorganized into the International Fund (the “Reorganization”). The International Fund will commence operations upon the completion of the Reorganization and continue the operations of the Predecessor Fund. The “Annual Fund Operating Expenses” have been restated to reflect the International Fund’s expected fees and expenses for the current fiscal year.